Other Assets (Capitalized Computer Software) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule Of Other Assets [Line Items]
Capitalized computer software, at cost	$ 290,948	¥ 23,913,000	¥ 22,428,000
Less-Accumulated amortization	(234,554)	(19,278,000)	(18,523,000)
Capitalized computer software, net	$ 56,394	¥ 4,635,000	¥ 3,905,000